Fair Value Measurements	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
CIK 0001853314 Gesher I Acquisition Corp
Fair Value Measurements

Note 9 — Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on June 30, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	June 30,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in Trust Account	$116,310,252	$116,310,252	$—	$—
	$116,310,252	$116,310,252	$—	$—

The over-allotment option was accounted for as liabilities in accordance with ASC 815-40 and is presented within liabilities on the balance sheets. The over-allotment liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of over-allotment liability in the statements of operations.

The Company used a Black Scholes model to value the over-allotment option. The over-allotment option was classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the option. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the option. The expected life of the option is assumed to be equivalent to their remaining contractual term.

The key inputs into the Black Scholes model for the over-allotment liability was as follows at initial measurement:

October 14,
Input	2021
Risk-free interest rate	0.04%
Expected term (years)	0.12
Expected volatility	5.0%
Exercise price	$10.00
Unit price	$10.00

October 20,
Input	2021
Risk-free interest rate	0.04%
Expected term (years)	0.11
Expected volatility	5.0%
Exercise price	$10.00
Unit price	$10.00

The following table sets forth a summary of the changes in the fair value of the Level 3 over-allotment liability for the nine months ended June 30, 2022:

Over-allotment
Liability
Fair value as of October 1, 2021	$—
Initial fair value of over-allotment liability upon issuance at IPO	105,450
Change in fair value	(44,550)
Charged to shareholders’ (deficit) equity upon exercise	(60,900)
Fair value as of June 30, 2022	$—

Note 8—Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on September 30, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	September 30,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in Trust Account	$116,823,042	$116,823,042	$—	$—
	$116,823,042	$116,823,042	$—	$—

The over-allotment option was accounted for as liabilities in accordance with ASC 815-40 and is presented within liabilities on the balance sheets. The over-allotment liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of over-allotment liability in the statements of operations.

The Company used a Black Scholes model to value the over-allotment option. The over-allotment option was classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the option. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the option. The expected life of the option is assumed to be equivalent to their remaining contractual term.

The key inputs into the Black Scholes model for the over-allotment liability was as follows at initial measurement:

October 14,
Input	2021
Risk-free interest rate	0.04%
Expected term (years)	0.12
Expected volatility	5.0%
Exercise price	$10.00
Unit price	$10.00

October 20,
Input	2021
Risk-free interest rate	0.04%
Expected term (years)	0.11
Expected volatility	5.0%
Exercise price	$10.00
Unit price	$10.00

The following table sets forth a summary of the changes in the fair value of the Level 3 over-allotment liability for the year ended September 30, 2022:

Over-
allotment
Liability
Fair value as of October 1, 2021	$—
Initial fair value of over-allotment liability upon issuance at IPO	105,450
Change in fair value	(44,550)
Charged to shareholders’ deficit upon exercise	(60,900)
Fair value as of September 30, 2022	$—